DEFERRED REVENUES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 8,162	$ 4,787
Amount recognized as revenue	239,840	214,970	$ 166,135
Aggregate estimated amount of performance obligations	$ 367,000
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	7 years
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	12 years
Recognized over time for service [Member]
Deferred Revenue Arrangement [Line Items]
Amount recognized as revenue		$ 2,060